CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2022 CNY (¥)	Feb. 28, 2022 USD ($)	Feb. 28, 2021 CNY (¥)	Feb. 29, 2020 CNY (¥)
Statement of Comprehensive Income [Abstract]
Net loss	¥ (118,732)	$ (18,822)	¥ (27,886)	¥ (109,569)
Other comprehensive income (loss), net of tax of nil
Foreign currency translation adjustments	(9,479)	(1,503)	(39,380)	24,484
Comprehensive loss	(128,211)	(20,325)	(67,266)	(85,085)
Less: Comprehensive (loss) income attributable to non-controlling interests	(5,270)	(835)	310	(76)
Comprehensive loss attributable to Four Seasons Education (Cayman) Inc.	¥ (122,941)	$ (19,490)	¥ (67,576)	¥ (85,009)